Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 1,010,140	¥ 187,094	¥ 333,495
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	34,009	5,564	9,763
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	406,940	51,024	82,680
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 569,191	¥ 130,506	¥ 241,052